COLUMBIA TAX-EXEMPT FUNDS     Prospectus, April 1, 2005, as revised September
19, 2005

COLUMBIA TAX-EXEMPT FUND

COLUMBIA TAX-EXEMPT INSURED FUND

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS                                               2
---------------------------------------------------------
Each of these sections discusses the following
topics: Investment Goal, Principal Investment
Strategies, Principal Investment Risks, Performance
History and Your Expenses
Columbia Tax-Exempt Fund.............................   2
Columbia Tax-Exempt Insured Fund.....................   8
YOUR ACCOUNT                                           15
---------------------------------------------------------
How to Buy Shares....................................  15
Investment Minimums..................................  16
Sales Charges........................................  16
How to Exchange Shares...............................  20
How to Sell Shares...................................  21
Fund Policy on Trading of Fund Shares................  22
Distribution and Service Fees........................  24
Other Information About Your Account.................  25

MANAGING THE FUNDS                                     27
---------------------------------------------------------
Investment Advisor...................................  27
Portfolio Manager....................................  27
Legal Proceedings....................................  28

OTHER INVESTMENT
STRATEGIES AND RISKS                                   30
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   32
---------------------------------------------------------
Columbia Tax-Exempt Fund.............................  32
Columbia Tax-Exempt Insured Fund.....................  35

APPENDIX A                                             38
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds. Under normal market conditions, the Fund invests at least 65% of its total assets in tax-exempt bonds that are rated investment grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. Bonds subject to the alternative minimum tax will not be counted for purposes of the 80% test described above. The Fund's investment advisor may purchase bonds of any maturity.

The Fund may invest up to 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (i) bonds rated below investment grade by a nationally recognized rating agency and (ii) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of its total assets.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and nonhedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT BONDS

              Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt
              bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar
              maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to September 19, 2005, including the performance information shown below, is that of Columbia Tax-Exempt Fund, a series of Columbia Funds Trust IV, the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers
              Municipal Bond Index ("Lehman Index"), an unmanaged index
              that tracks the performance of the municipal bond market.
              Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
              The Fund's returns are also compared to the average return of the funds included in the Lipper General Municipal Debt Funds Category ("Lipper Average"), as calculated by Lipper, Inc.
              This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

----
 4

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       17.64%      2.68%      9.60%      6.67%                10.81%      3.22%      9.63%      6.15%      4.57%
                                                                   -4.91%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was +3.66%              Best quarter: 1st quarter 1995, +7.75%
                                                          Worst quarter: 2nd quarter 2004, -3.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 -0.40           5.80              5.94
  Return After Taxes on Distributions                                 -0.40           5.80              5.90
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -1.22           5.68              5.84
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 -1.21           5.72              5.66
  Return After Taxes on Distributions                                 -1.21           5.72              5.62
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -0.50           5.52              5.52
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                  2.94           6.19              5.78(1)
  Return After Taxes on Distributions                                  2.94           6.19              5.74(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               3.25           5.95              5.63(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                       4.48           7.20              7.06
-------------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                     3.70           6.27              6.06

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 21, 1978, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.49            0.49             0.49
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.20            0.95             0.95(2)
-------------------------------------------------------------------------------------------------------
Other expenses (%)                                               0.16            0.16             0.16
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.85            1.60             1.60(2)

 (1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.80% and total annual fund operating expenses for Class C shares would be 1.45%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $558           $733             $924           $1,474
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $163           $505             $871           $1,699
          sold all your shares at
          the end of the period                                   $663           $805           $1,071           $1,699
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $163           $505             $871           $1,900
          sold all your shares at
          the end of the period                                   $263           $505             $871           $1,900

See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds that are fully insured as to the payment of interest and principal. As an alternative to purchasing insured bonds, the investment advisor may purchase uninsured bonds and simultaneously purchase insurance for these bonds. The remaining 20% of the Fund's total assets may be invested in uninsured tax-exempt bonds. Under normal market conditions, the Fund invests all of its assets in tax-exempt bonds that are rated investment-grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. The Fund's investment advisor currently anticipates that most of the insured bonds purchased by the Fund will have the highest credit rating given by a nationally recognized rating agency. Not more than 20% of the Fund's total assets will be rated BBB or Baa. Bonds subject to alternative minimum tax will not be counted for purposes of the 80% test described above.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and nonhedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

             -------------------------------------------------------------------
UNDERSTANDING TAX-EXEMPT BONDS

              Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

              UNDERSTANDING TAX-EXEMPT INSURANCE

              The insurance feature of the Fund's tax-exempt bonds helps to reduce certain financial risks. The insurance may take any of the following forms: (i) the issuer of the bond obtains the insurance at the time the bond is issued; (ii) the Fund buys uninsured tax-exempt bonds and simultaneously insures these specific bonds until their maturity date; and (iii) the Fund buys an insurance policy to cover specific bonds only while the Fund holds the bonds.
             -------------------------------------------------------------------

----
 8

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

While insurance reduces credit risk by insuring that the Fund will receive payment of principal and interest, it does not protect against fluctuations in the value of the Fund's shares caused by changes in interest rates or other factors. Also, insurance premiums, which are paid from the Fund's assets, reduce the Fund's yield.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 10

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers
              Municipal Bond Index ("Lehman Index"), an unmanaged index
              that tracks the performance of the municipal bond market.
              Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
              The Fund's returns are also compared to the average return of the funds included in the Lipper Insured Municipal Debt Funds Category ("Lipper Average"), as calculated by Lipper, Inc.
              This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       17.38%      2.26%      9.45%      5.60%                14.13%      3.82%     10.52%      5.07%      3.02%
                                                                   -3.76%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was +2.95%              Best quarter: 1st quarter 1995, +7.24%
                                                          Worst quarter: 2nd quarter 2004, -3.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 -1.87           6.19              6.07
  Return After Taxes on Distributions                                 -2.06           5.96              5.90
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               0.21           5.84              5.82
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 -2.66           6.12              5.80
  Return After Taxes on Distributions                                 -2.86           5.89              5.63
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -0.50           5.69              5.49
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                  1.58           6.75              6.03(1)
  Return After Taxes on Distributions                                  1.37           6.52              5.86(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               2.36           6.28              5.73(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                       4.48           7.20              7.06
-------------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                     3.21           6.40              6.09

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 20, 1985, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

----
 12

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years.
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.49            0.49             0.49
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.20            0.95           0.95(2)
-------------------------------------------------------------------------------------------------------
Other expenses (%)                                               0.21            0.21             0.21
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.90            1.65           1.65(2)

 (1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses would be 1.35%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $562           $748             $950           $1,530
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $168           $520             $897           $1,754
          sold all your shares at
          the end of the period                                   $668           $820           $1,097           $1,754
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $168           $520             $897           $1,955
          sold all your shares at the end of the period           $268           $520             $897           $1,955

See Appendix A for additional hypothetical investment and expense information.

----
 14

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide this information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                       market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic funds    You may purchase shares of the Fund by electronically
transfer               transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charges may be reduced or waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Funds offer three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              Columbia Tax-Exempt Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available
              through a separate prospectus provided to eligible
              institutional and other investors.
             -------------------------------------------------------------------

----
 16

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.25
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

  A. What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Funds and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

  B. What accounts are eligible for breakpoint discounts?
The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts

----
 18

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

  C. How do I obtain a breakpoint discount?
The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?
Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below.

                                                                            ----

YOUR ACCOUNT

PURCHASES OF LESS THAN $50,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

----
 20

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All
                       account owners must sign the letter. Signatures must be
                       guaranteed by either a bank, a member firm of a national
                       stock exchange or another eligible guarantor that
                       participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of a Fund by check writing. The check
                       must be at least $500 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

----
 22

YOUR ACCOUNT

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.60% annually for Columbia Tax-Exempt Fund and 0.45% for Columbia Tax-Exempt Insured Fund. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

----
 24

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Funds, net of expenses incurred by each Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                       for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              Each Fund may earn income from the securities it holds. Each
              Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. Each Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

----
 26

MANAGING THE FUNDS

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Effective September 30, 2005, Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, will become the Funds' investment advisor. Columbia Advisors will be responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Advisors will run the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities.

Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management"), an affiliate of Columbia Advisors with offices at the same location, will merge into Columbia Advisors. Columbia Management will be the investment advisor to the Funds until September 30, 2005. As a result of the merger, Columbia Advisors will become the investment advisor to the Funds.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by Columbia Tax-Exempt Fund and Columbia Tax-Exempt Insured Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Funds, amounted to 0.49% and 0.49% of average daily net assets of the Funds, respectively. A discussion of the factors considered by the Funds' Boards of Trustees in approving the Funds' investment advisory contracts is included in the Funds' semi-annual reports to shareholders for the period ended May 31, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
KIMBERLY CAMPBELL, a senior vice president of Columbia Management, is the manager for the Columbia Tax-Exempt Fund and has managed the Columbia Tax-Exempt Fund since May, 2004 and served as a portfolio manager from January, 2002 to March, 2004. Ms. Campbell was on a leave of absence for the period March, 2004 to May, 2004. Ms. Campbell has been associated with Columbia Management or its predecessors since June, 1995.

GARY SWAYZE, a senior vice president of Columbia Management, is the manager for the Columbia Tax-Exempt Insured Fund and has managed the Columbia Tax-Exempt Insured Fund since September, 1997. Mr. Swayze has been associated with Columbia Management or its affiliates since 1997.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Funds.

                                                                            ----

MANAGING THE FUNDS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On February 9, 2005, Columbia Management and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) ("CMD") (collectively, "the Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds' management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CMD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

----
 28

MANAGING THE FUNDS

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and CMG. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The
Funds -- Principal Investment Risks". This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of a lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and may result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

----
 30

OTHER INVESTMENT STRATEGIES AND RISKS

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than prices of bonds with similar maturities. The market value of inverse floaters falls when long-term rates rise, but will fall further than the market value of a bond with a similar maturity (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of a Fund's total assets in inverse floating rate obligations.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from December 1 to November 30, unless otherwise indicated and, for Columbia Tax-Exempt Fund, for the six-month period ending on May 31, 2005. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements which, except for the period ended May 31, 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in each Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

COLUMBIA TAX-EXEMPT FUND

                                      (UNAUDITED)
                                      SIX MONTHS
                                         ENDED
                                        MAY 31,                                  YEAR ENDED NOVEMBER 30,
                                         2005             2004            2003            2002            2001            2000
                                       Class A           Class A         Class A         Class A         Class A         Class A
                                       ---------        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                    13.51            13.60           13.16           13.13           12.80           12.67
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment income                     0.31(a)          0.61(a)         0.60(a)         0.66(a)(b)      0.67(a)         0.69(c)
  Net realized and unrealized gain
  (loss) on investments and
  futures contracts                         0.31            (0.11)           0.44            0.02(b)         0.32            0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations            0.62             0.50            1.04            0.68            0.99            0.81
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income               (0.30)           (0.59)          (0.60)          (0.65)          (0.66)          (0.68)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                          13.83            13.51           13.60           13.16           13.13           12.80
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                         4.67(g)          3.78(e)         8.05(e)         5.26(e)         7.80(e)         6.67
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                               0.84(h)          0.86            0.94            0.94            0.98            1.00
  Net investment income(f)                  4.51(h)          4.49            4.50            5.01(b)         5.07            5.50
  Waiver/reimbursement                        --             0.03            0.03            0.03            0.01              --
Portfolio turnover rate (%)                    1(g)             5              11              19              15              15
Net assets, end of period (000's)
($)                                    1,619,609        1,638,527       1,837,693       1,900,366       1,955,802       1,859,311

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Not annualized.

 (h) Annualized.

----
 32

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT FUND

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED
                                             MAY 31,                               YEAR ENDED NOVEMBER 30,
                                              2005             2004           2003           2002           2001           2000
                                            Class B          Class B        Class B        Class B        Class B        Class B
                                             -------         -------        -------        -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        13.51           13.60          13.16          13.13          12.80          12.67
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                         0.26(a)         0.50(a)        0.50(a)        0.56(a)(b)     0.57(a)        0.60(c)
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                     0.31           (0.10)          0.44           0.02(b)        0.32           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                0.57            0.40           0.94           0.58           0.89           0.72
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                   (0.25)          (0.49)         (0.50)         (0.55)         (0.56)         (0.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              13.83           13.51          13.60          13.16          13.13          12.80
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                             4.28(g)         3.01(e)        7.25(e)        4.47(e)        7.02(e)        5.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                   1.59(h)         1.61           1.69           1.69           1.73           1.75
  Net investment income(f)                      3.76(h)         3.74           3.75           4.26(b)        4.31           4.75
  Waiver/reimbursement                            --            0.03           0.03           0.03           0.01             --
Portfolio turnover rate (%)                        1(g)            5             11             19             15             15
Net assets, end of period (000's) ($)         40,430          45,168         64,990         81,766        128,813        184,298

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Not annualized.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT FUND

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                                MAY 31,                            YEAR ENDED NOVEMBER 30,
                                                 2005          2004           2003           2002           2001           2000
                                               Class C       Class C        Class C        Class C        Class C        Class C
                                                -------      -------        -------        -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                           13.51        13.60          13.16          13.13          12.80          12.67
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                            0.27(a)      0.53(a)        0.51(a)        0.58(a)(b)     0.61(a)        0.62(c)
  Net realized and unrealized gain (loss)
  on investments and futures contracts             0.31        (0.11)          0.45           0.02(b)        0.30           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.58         0.42           0.96           0.60           0.91           0.74
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.26)       (0.51)         (0.52)         (0.57)         (0.58)         (0.61)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                 13.83        13.51          13.60          13.16          13.13          12.80
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                             4.36(g)      3.17           7.41           4.63           7.18           6.01
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                      1.44(h)      1.46           1.54           1.54           1.58           1.60
  Net investment income(f)                         3.91(h)      3.89           3.90           4.41(b)        4.47           4.90
  Waiver/reimbursement                             0.15(h)      0.18           0.18           0.18           0.16           0.15
Portfolio turnover rate (%)                           1(g)         5             11             19             15             15
Net assets, end of period (000's) ($)             9,088        8,699         12,450         13,165          8,468          5,100

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Not annualized.

 (h) Annualized.

----
 34

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                  (UNAUDITED)
                                  SIX MONTHS
                                 ENDED MAY 31,                              YEAR ENDED NOVEMBER 30,
                                     2005           2004             2003             2002             2001             2000
                                  Class A         Class A          Class A          Class A          Class A          Class A
                                    -------       -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                8.61          8.81             8.56             8.55             8.24             7.92
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income                0.17(a)       0.33(a)          0.34(a)          0.35(a)(b)       0.37(a)          0.38(c)
  Net realized and unrealized
  gain (loss) on investments
  and futures contracts                0.15         (0.12)            0.28             0.11(b)          0.37             0.35
------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                             0.32          0.21             0.62             0.46             0.74             0.73
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income          (0.17)        (0.31)           (0.33)           (0.34)           (0.36)           (0.38)
  From net realized gains             (0.10)        (0.10)           (0.04)           (0.11)           (0.07)           (0.03)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                       (0.27)        (0.41)           (0.37)           (0.45)           (0.43)           (0.41)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      8.66          8.61             8.81             8.56             8.55             8.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                    3.77(g)       2.46             7.39(e)          5.61             9.15             9.51
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA
(%):
  Expenses(f)                          0.89(h)       0.98             1.06             1.06             1.09             1.07
  Net investment income(f)             3.91(h)       3.79             3.88             4.10(b)          4.32             4.81
  Waiver/reimbursement                   --            --             0.02               --               --               --
Portfolio turnover rate (%)              12(g)         14                5               11                9               15
Net assets, end of period
(000's) ($)                         122,036       125,147          143,982          147,826          146,965          135,291

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Not annualized.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                  (UNAUDITED)
                                  SIX MONTHS
                                 ENDED MAY 31,                              YEAR ENDED NOVEMBER 30,
                                     2005           2004             2003             2002             2001             2000
                                  Class B         Class B          Class B          Class B          Class B          Class B
                                    -------       -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                8.61          8.81             8.56             8.55             8.24             7.92
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income                0.14(a)       0.26(a)          0.27(a)          0.28(a)(b)       0.30(a)          0.32(c)
  Net realized and unrealized
  gain (loss) on investments
  and futures contracts                0.15         (0.11)            0.28             0.12(b)          0.38             0.35
------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                             0.29          0.15             0.55             0.40             0.68             0.67
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income          (0.14)        (0.25)           (0.26)           (0.28)           (0.30)           (0.32)
  From net realized gains             (0.10)        (0.10)           (0.04)           (0.11)           (0.07)           (0.03)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                       (0.24)        (0.35)           (0.30)           (0.39)           (0.37)           (0.35)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      8.66          8.61             8.81             8.56             8.55             8.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                    3.38(e)       1.69             6.59(e)          4.83             8.36             8.69
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA
(%):
  Expenses(g)                          1.64(h)       1.73             1.81             1.81             1.84             1.82
  Net investment income(g)             3.16(h)       3.04             3.13             3.35(b)          3.57             4.06
  Waiver/reimbursement                   --            --             0.02               --               --               --
Portfolio turnover rate (%)              12(e)         14                5               11                9               15
Net assets, end of period
(000's) ($)                          17,575        19,793           26,347           27,120           23,954           24,417

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.

 (f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 36

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                   (UNAUDITED)
                                   SIX MONTHS
                                  ENDED MAY 31,                              YEAR ENDED NOVEMBER 30,
                                      2005           2004             2003             2002             2001             2000
                                   Class C         Class C          Class C          Class C          Class C          Class C
                                      ------       -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                 8.61          8.81             8.56             8.55             8.24             7.92
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income                 0.15(a)       0.29(a)          0.30(a)          0.31(a)(b)       0.33(a)          0.34(c)
  Net realized and unrealized
  gain (loss) on investments
  and futures contracts                 0.15         (0.12)            0.28             0.11(b)          0.37             0.35
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                              0.30          0.17             0.58             0.42             0.70             0.69
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income           (0.15)        (0.27)           (0.29)           (0.30)           (0.32)           (0.34)
  From net realized gains              (0.10)        (0.10)           (0.04)           (0.11)           (0.07)           (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                        (0.25)        (0.37)           (0.33)           (0.41)           (0.39)           (0.37)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                       8.66          8.61             8.81             8.56             8.55             8.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                  3.54(g)       2.00             6.91             5.14             8.67             9.02
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA
(%):
  Expenses(f)                           1.34(h)       1.43             1.51             1.51             1.54             1.52
  Net investment income(f)              3.46(h)       3.34             3.42             3.65(b)          3.87             4.36
  Waiver/reimbursement                  0.30(h)       0.30             0.32             0.30             0.30             0.30
Portfolio turnover rate (%)               12(g)         14                5               11                9               15
Net assets, end of period
(000's) ($)                           10,423        11,023           11,928           10,158            6,364              676

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor/distributor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Not annualized.

 (h) Annualized

                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, reinvesting all dividends and distributions and converting Class B to A shares after eight years. The annual expense ratio used for the Funds, which is the same as that is stated in the Annual Fund Operating Expenses tables, is reflected in the chart and is net of any fee waiver or expense reimbursement.

COLUMBIA TAX-EXEMPT FUND -- CLASS A SHARES(1)

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      0.85%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,001.25       4.15%      $ 9,920.29    $  557.64
  2      10.25%       $10,501.31       8.47%      $10,331.98    $   86.07
  3      15.76%       $11,026.38      12.97%      $10,760.76    $   89.64
  4      21.55%       $11,577.70      17.66%      $11,207.33    $   93.36
  5      27.63%       $12,156.58      22.55%      $11,672.43    $   97.24
  6      34.01%       $12,764.41      27.63%      $12,156.84    $  101.27
  7      40.71%       $13,402.63      32.93%      $12,661.35    $  105.48
  8      47.75%       $14,072.76      38.44%      $13,186.79    $  109.85
  9      55.13%       $14,776.40      44.19%      $13,734.04    $  114.41
 10      62.89%       $15,515.22      50.17%      $14,304.01    $  119.16
Total Gain Before
  Fees & Expenses     $ 5,990.22
Total Gain After
  Fees & Expenses                                 $ 4,779.01
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,474.14

 (1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the Fund.

----
 38

APPENDIX A

COLUMBIA TAX-EXEMPT FUND -- CLASS B SHARES

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      1.60%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,500.00       3.40%      $10,340.00    $  162.72
  2      10.25%       $11,025.00       6.92%      $10,691.56    $  168.25
  3      15.76%       $11,576.25      10.55%      $11,055.07    $  173.97
  4      21.55%       $12,155.06      14.31%      $11,430.95    $  179.89
  5      27.63%       $12,762.82      18.20%      $11,819.60    $  186.00
  6      34.01%       $13,400.96      22.21%      $12,221.46    $  192.33
  7      40.71%       $14,071.00      26.37%      $12,636.99    $  198.87
  8      47.75%       $14,774.55      30.67%      $13,066.65    $  205.63
  9      55.13%       $15,513.28      36.09%      $13,608.92    $  113.37
 10      62.89%       $16,288.95      41.74%      $14,173.69    $  118.08
Total Gain Before
  Fees & Expenses     $ 6,288.95
Total Gain After
  Fees & Expenses                                 $ 4,173.69
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,699.11

COLUMBIA TAX-EXEMPT FUND -- CLASS C SHARES

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      1.60%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,500.00       3.40%      $10,340.00    $  162.72
  2      10.25%       $11,025.00       6.92%      $10,691.56    $  168.25
  3      15.76%       $11,576.25      10.55%      $11,055.07    $  173.97
  4      21.55%       $12,155.06      14.31%      $11,430.95    $  179.89
  5      27.63%       $12,762.82      18.20%      $11,819.60    $  186.00
  6      34.01%       $13,400.96      22.21%      $12,221.46    $  192.33
  7      40.71%       $14,071.00      26.37%      $12,636.99    $  198.87
  8      47.75%       $14,774.55      30.67%      $13,066.65    $  205.63
  9      55.13%       $15,513.28      35.11%      $13,510.92    $  212.62
 10      62.89%       $16,288.95      39.70%      $13,970.29    $  219.85
Total Gain Before
  Fees & Expenses     $ 6,288.95
Total Gain After
  Fees & Expenses                                 $ 3,970.29
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,900.13

                                                                            ----

APPENDIX A

COLUMBIA TAX-EXEMPT INSURED FUND -- CLASS A SHARES

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      0.90%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,001.25       4.10%      $ 9,915.52    $  562.48
  2      10.25%       $10,501.31       8.37%      $10,322.06    $   91.07
  3      15.76%       $11,026.38      12.81%      $10,745.27    $   94.80
  4      21.55%       $11,577.70      17.44%      $11,185.82    $   98.69
  5      27.63%       $12,156.58      22.25%      $11,644.44    $  102.74
  6      34.01%       $12,764.41      27.26%      $12,121.86    $  106.95
  7      40.71%       $13,402.63      32.48%      $12,618.86    $  111.33
  8      47.75%       $14,072.76      37.91%      $13,136.23    $  115.90
  9      55.13%       $14,776.40      43.57%      $13,674.82    $  120.65
 10      62.89%       $15,515.22      49.45%      $14,235.49    $  125.60
Total Gain Before
  Fees & Expenses     $ 5,990.22
Total Gain After
  Fees & Expenses                                 $ 4,710.49
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,530.21

COLUMBIA TAX-EXEMPT INSURED FUND -- CLASS B SHARES

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      1.65%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,500.00       3.35%      $10,335.00    $  167.76
  2      10.25%       $11,025.00       6.81%      $10,681.22    $  173.38
  3      15.76%       $11,576.25      10.39%      $11,039.04    $  179.19
  4      21.55%       $12,155.06      14.09%      $11,408.85    $  185.20
  5      27.63%       $12,762.82      17.91%      $11,791.05    $  191.40
  6      34.01%       $13,400.96      21.86%      $12,186.05    $  197.81
  7      40.71%       $14,071.00      25.94%      $12,594.28    $  204.44
  8      47.75%       $14,774.55      30.16%      $13,016.19    $  211.29
  9      55.13%       $15,513.28      35.50%      $13,549.85    $  119.55
 10      62.89%       $16,288.95      41.05%      $14,105.40    $  124.45
Total Gain Before
  Fees & Expenses     $ 6,288.95
Total Gain After
  Fees & Expenses                                 $ 4,105.40
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,754.47

----
 40

APPENDIX A

COLUMBIA TAX-EXEMPT INSURED FUND -- CLASS C SHARES

      ANNUAL           INITIAL HYPOTHETICAL            ASSUMED RATE
  EXPENSE RATIO          INVESTMENT AMOUNT              OF RETURN
      1.65%                 $10,000.00                      5%
-------------------------------------------------------------------------
                     HYPOTHETICAL                HYPOTHETICAL
       CUMULATIVE      YEAR-END     CUMULATIVE     YEAR-END
         RETURN        BALANCE        RETURN       BALANCE       ANNUAL
       BEFORE FEES   BEFORE FEES    AFTER FEES    AFTER FEES     FEES &
YEAR   & EXPENSES     & EXPENSES    & EXPENSES    & EXPENSES    EXPENSES
  1       5.00%       $10,500.00       3.35%      $10,335.00    $  167.76
  2      10.25%       $11,025.00       6.81%      $10,681.22    $  173.38
  3      15.76%       $11,576.25      10.39%      $11,039.04    $  179.19
  4      21.55%       $12,155.06      14.09%      $11,408.85    $  185.20
  5      27.63%       $12,762.82      17.91%      $11,791.05    $  191.40
  6      34.01%       $13,400.96      21.86%      $12,186.05    $  197.81
  7      40.71%       $14,071.00      25.94%      $12,594.28    $  204.44
  8      47.75%       $14,774.55      30.16%      $13,016.19    $  211.29
  9      55.13%       $15,513.28      34.52%      $13,452.23    $  218.36
 10      62.89%       $16,288.95      39.03%      $13,902.88    $  225.68
Total Gain Before
  Fees & Expenses     $ 6,288.95
Total Gain After
  Fees & Expenses                                 $ 3,902.88
-------------------------------------------------------------------------
Total Annual Fees
  & Expenses Paid                                               $1,954.51

                                                                            ----

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----
 42

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of the Funds' annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor or visiting the Funds' website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX): 811-4367

- Columbia Tax-Exempt Fund

Columbia Funds Trust IV: 811-2865

- Columbia Tax-Exempt Insured Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2005 Columbia Management Distributors, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                   PRO-36/90268-0905